COMMITMENTS AND CONTINGENCIES (Details Narrative)													6 Months Ended	11 Months Ended	12 Months Ended	25 Months Ended	30 Months Ended	35 Months Ended	36 Months Ended	41 Months Ended
	Jul. 30, 2026 EUR (€)	Jul. 26, 2026	Jun. 30, 2026 USD ($)	Dec. 20, 2024 USD ($) ft²	Dec. 20, 2024 EUR (€) ft²	Aug. 26, 2024 USD ($)	Aug. 26, 2024 EUR (€)	Jul. 11, 2024 EUR (€) ft²	Jul. 01, 2023 USD ($)	Jan. 01, 2023 USD ($)	Oct. 01, 2020 USD ($)	Oct. 29, 2019 USD ($)	Jun. 30, 2026 USD ($)	Aug. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 USD ($)	Aug. 31, 2022 USD ($)	Mar. 31, 2026 USD ($)	Dec. 31, 2024 USD ($)	Sep. 23, 2023 EUR (€)
Product Liability Contingency [Line Items]
Right of use assets			$ 766,338										$ 766,338		$ 811,038		$ 811,038	$ 766,338	$ 766,338		$ 766,338	$ 978,254
Operating lease liability, current			143,802										143,802		165,692		165,692	143,802	143,802		143,802	181,580
Non-current operating lease liabilities			$ 338,253										$ 338,253		$ 364,655		$ 364,655	$ 338,253	$ 338,253		$ 338,253	530,348
Weighted-average discount rate			5.50%										5.50%		5.50%		5.50%	5.50%	5.50%
Rental expense													$ 83,753
Office and residential lease description																		The leased premises comprise approximately 158 square meters (approximately 1,700 square feet), of which approximately 46 square meters (approximately 500 square feet) is designated for office use and the remaining approximately 112 square meters (approximately 1,200 square feet) serves as the residence of a Company executive.
Accrued interest			$ 39,609										39,609		$ 42,396		$ 42,396	$ 39,609	$ 39,609			$ 70,493
Administrative penalty | €																							€ 419,997
Weighted-average remaining lease term															1 year 1 month 6 days		1 year 1 month 6 days
General and Administrative Expense [Member]
Product Liability Contingency [Line Items]
Rental expense																	$ 3,500
Share Sale Agreement [Member]
Product Liability Contingency [Line Items]
Loss continency damages sought value													1,020,000.00		$ 1,020,000.00
Loss contingency damages to be paid value													915,000		$ 915,000
Employment Contracts [Member]
Product Liability Contingency [Line Items]
Office lease, description															The Company compensates its key executives as independent contractors. Eaglstein, Firoz, and Platt commit one hundred percent (100%) of their time to the Company.
Chief Executive Officer and Chief Financial Officer [Member]
Product Liability Contingency [Line Items]
Monthly compensation										$ 15,000	$ 12,000					$ 5,000
Subsequent Event [Member]
Product Liability Contingency [Line Items]
Rental expense | €	€ 8,000
Lease expiration		Oct. 31, 2028	Oct. 31, 2028
Office lease, description			the parties executed a First Addendum exercising the first renewal option, extending the sublease for a further two-year period commencing November 1, 2026 and expiring October 31, 2028
Renewal of rent | €	€ 192,000
General and Administrative Expense [Member]
Product Liability Contingency [Line Items]
Rental expense																			3,500
Irvine [Member]
Product Liability Contingency [Line Items]
Rental expense												$ 95	95
ADS Office [Member]
Product Liability Contingency [Line Items]
Rental expense													$ 125		$ 125
ATECH Office [Member]
Product Liability Contingency [Line Items]
Rental expense | €							€ 192,000
Lease expiration						Oct. 31, 2026	Oct. 31, 2026
Rent monthly installment						$ 8,600	€ 8,000
Rental expense, monthly installment | €							€ 192,000
Percentage of rent increase in renewal period						5.00%	5.00%
Deposits paid | €							€ 50
Payments for deposits | €							€ 16,000
Office lease, description						The lease term is twenty-four (24) months, commencing October 1, 2024, and expiring September 30, 2026	The lease term is twenty-four (24) months, commencing October 1, 2024, and expiring September 30, 2026
Office lease, option to extend description						option to extend for up to two additional two-year terms at a 5% rent increase per renewal period	option to extend for up to two additional two-year terms at a 5% rent increase per renewal period
AML Office [Member]
Product Liability Contingency [Line Items]
Rental expense | €								€ 1,659
Area of land | ft²								338
APL Office [Member]
Product Liability Contingency [Line Items]
Rental expense				$ 12,000	€ 112,500
Area of land | ft²				3,750	3,750
Office lease, term				5 years	5 years
Ecastica [Member]
Product Liability Contingency [Line Items]
Rental expense														$ 1,000
Deposits paid														$ 6,300
Chelyabinsk [Member]
Product Liability Contingency [Line Items]
Rental expense																				$ 500
AML Sales Office [Member]
Product Liability Contingency [Line Items]
Rental expense									$ 4,500										$ 4,500
Deposits paid									$ 6,300